Cost of sales (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of variables and fixed
Total Costs Variables	$ 27,484,067	$ 32,757,351
Total Fixed cost	12,159,452	11,507,880
Cost of sales	39,643,519	44,265,231
Variable Costs
Cost of variables and fixed
Imported products	9,301,496	12,941,008
Purchases of crude in associations and concessions	6,095,118	7,122,442
Depreciation, depletion, and amortization	4,642,829	3,692,227
Hydrocarbon purchases - ANH	4,120,442	3,736,297
Electric Energy	1,088,360	900,979
Gas royalties in cash	509,940	682,877
Taxes and contributions	33,828	164,934
Hydrocarbon transportation services	834,586	744,765
Processing materials	727,609	717,049
Purchases of other products and gas	701,844	627,766
Services contracted in association	150,289	158,116
Extensive tests	29,095	42,148
Others	(751,369)	1,226,743
Fixed costs
Cost of variables and fixed
Taxes and contributions	597,098	555,889
Hydrocarbon transportation services	164,386	121,737
Services contracted in association	667,485	723,716
Depreciation and amortization	2,403,088	2,555,684
Maintenance	2,232,203	1,993,000
Labor costs	2,139,056	1,968,750
Contracted services	1,716,484	1,550,482
Construction services	1,587,718	1,343,037
Materials and operating supplies	378,514	424,404
General costs	$ 273,420	$ 271,181